Group Subsidiaries and Holdings (Details)	12 Months Ended
Dec. 31, 2020
AAPM Sarl
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrazeneca S.A. Argentina
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Holdings Pty Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca PTY Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Pharmaceutical Manufacturing Company Pty Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Pharmaceutical Manufacturing Division Pty Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Osterreich GmbH
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca S.A. / N.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca do Brasil Limitada
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Bulgaria EOOD
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Canada Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AZ Reinsurance Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrazeneca S.A. Chile
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Farmaceutica Chile Limitada
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceuticals Co., Limited.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca (Wuxi) Trading Co. Ltd
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Investment (China) Co. Ltd
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceutical (China)Co. Ltd
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceuticals Technologies (Beijing) Co., Ltd.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Guangzhou AstraZeneca Pharmaceutical Co., Ltd.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Colombia S.A.S.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca CAMCAR Costa Rica, S.A.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca d.o.o.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Czech Republic, s.r.o.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca A/S
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Egypt for Pharmaceutical Industries JSC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Egypt for Trading LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Drimex LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Eesti OU
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca OY.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca S.A.S.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Finance S.A.S.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Holding France S.A.S.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Dunkerque Production SCS
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Reims Production
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrazeneca Holding GmbH
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca GmbH
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Sofotec GmbH
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Computational Pathology GmbH
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca S.A. Greece
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Hong Kong Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Kft
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrazeneca India Private Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pars Company
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceuticals (Ireland) Designated Activity Company
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Israel Ltd
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Simesa SpA
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca SpA
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca K.K.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceuticals Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Latvija SIA
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Lietuva UAB
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Luxembourg S.A.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Asia-Pacific Business Services Sdn Bhd
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Sdn Bhd
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Health Care Division, S.A. de C.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca, S.A. de C.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Maroc SARLAU
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca B.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Continent B.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Gamma B.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Holdings B.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Jota B.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Rho B.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Sigma B.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrazeneca Treasury B. V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Zeta B.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
MedImmune Pharma B.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Nigeria Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca AS
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrazeneca Pharmaceuticals Pakistan (Private) Limited 4
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca CAMCAR, S.A.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Peru S.A.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceuticals (Phils.) Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharma Poland Sp.z.o.o.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astra Alpha Produtos Farmaceuticos Lda
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Produtos Farmaceuticos Lda
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Novastra Promocao e Comercio Farmaceutico Lda
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Novastuart Produtos Farmaceuticos Lda
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Stuart-Produtos Farmaceuticos Lda
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Zeneca Epsilon - Produtos Farmaceuticos Lda
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Zenecapharma Produtos Farmaceuticos, Unipessoal Lda
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
IPR Pharmaceuticals, Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharma S.R.L.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Industries, LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceuticals, LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Singapore Pte Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceuticals (Pty) Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Korea Co. Ltd
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Farmaceutica Spain S.A.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Farmaceutica Holding Spain, S.A.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Laboratorio Beta, S.A.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Laboratorio Lailan, S.A.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Laboratorio Odin, S.A.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Laboratorio Tau S.A.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astra Export & Trading Aktiebolag
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astra Lakemedel Aktiebolag
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca AB
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Biotech AB
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca BioVentureHub AB
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrazeneca Holding Aktiebolag
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrazeneca International Holdings Aktiebolag
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Nordic AB
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceuticals Aktiebolag
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Sodertalje 2 AB
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Stuart Pharma Aktiebolag
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Tika Lakemedel Aktiebolag
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Aktiebolaget Hassle
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Symbicom Aktiebolag
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astra Tech International Aktiebolag
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca AG
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Spirogen Sarl
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrazeneca Taiwan Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca (Thailand) Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Tunisie SaRL
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Ilac Sanayi ve Ticaret Limited Sirketi
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Zeneca Ilac Sanayi Ve Ticaret Anonim Sirketi
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Ukraina LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca FZ-LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Ardea Biosciences Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Arrow Therapeutics Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astra Pharmaceuticals Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrapharm
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca China UK Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Death In Service Trustee Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Employee Share Trust Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Finance Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrazeneca Intermediate Holdings Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Investments Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Japan Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Nominees Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Quest Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Share Trust Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Sweden Investments Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrazeneca Treasury Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca UK Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrazeneca US Investments Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AZENCO2 Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AZENCO4 Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Cambridge Antibody Technology Group Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
KuDOS Horsham Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
KuDOS Pharmaceuticals Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Zenco (No 8) Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Zeneca Finance (Netherlands) Company
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
MedImmune Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
MedImmune U.K. Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Amylin Ohio LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Amylin Pharmaceuticals LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Collaboration Ventures LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceuticals, LP
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Atkemix Nine Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Atkemix Ten Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
BMS Holdco Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Corpus Christi Holdings Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Omthera Pharmaceuticals, Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Optein Inc
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Stauffer Management Company, LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Zeneca Holdings Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Zeneca, Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Zeneca Wilmington Inc
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Delta Omega Sub Holdings Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Delta Omega Sub Holdings Inc. 1
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Delta Omega Sub Holdings LLC 2
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
ZS Pharma Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alphacore Pharma LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AZ-Mont Insurance Company
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Definiens Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
MedImmune, LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
MedImmune Ventures, Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Pearl Therapeutics, Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca S.A. Uruguay
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Venezuela S.A.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Gotland Pharma S.A.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrazeneca Vietnam Company Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
SPA AstraZeneca Al Djazair
Subsidiaries
Percentage of equity owned in subsidiaries	65.77%
AstraZeneca Pharma India Limited
Subsidiaries
Percentage of equity owned in subsidiaries	75.00%
P.T. AstraZeneca Indonesia
Subsidiaries
Percentage of equity owned in subsidiaries	95.00%
Acerta Pharma B.V.
Subsidiaries
Percentage of equity owned in subsidiaries	55.00%
Aspire Therapeutics B.V.
Subsidiaries
Percentage of equity owned in subsidiaries	55.00%
Acerta Pharma LLC
Subsidiaries
Percentage of equity owned in subsidiaries	55.00%